UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21187
PAX WORLD FUNDS TRUST II

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801

(Address of principal executive offices)	(Zip code)
Pax World Management LLC
30 Penhallow Street, Suite 400, Portsmouth, NH 03801
Attn.: Joseph Keefe

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-767-1729
Date of fiscal year end: December 31
Date of reporting period: 12/31/10
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Annual Report to Shareholders

For More Information

General Fund Information
888.729.3863
www.esgshares.com

Transfer Agent and
Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Investment Adviser
Pax World Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Letter to Shareholders
by Joseph Keefe, President & CEO

Dear fellow shareholders,

As 2010 came to a close, we began to see strong signals that the U.S. economy was on the road to recovery. Not recovery at a blistering pace, mind you, but steady, forward progress just the same. In fact, we saw the equity markets begin to recover as early as September 2010. By the end of December, the S & P 500 was up 15.06% for the year. Some parts of the market performed even better—the Russell 2000 Index of small-cap companies was up 26.85% for the year. As the New Year began, many if not most economic forecasters were projecting positive, if moderate, GDP growth together with improving equity returns for 2011.

At Pax World, all of our funds delivered positive returns for 2010. Moreover, we are optimistic about the prospects for continued economic recovery together with positive investment returns in 2011.

As markets continue to recover, however, we should not forget about what caused the precipitous decline in the first place. As a mutual fund company focused on sustainable investing, we need to remind ourselves that it was ultimately a set of unsustainable business practices in the financial sector that led to the crisis in the first place—a myopic, short-term focus, poor risk management, excessive leverage, and the financial engineering of opaque derivatives and other financial instruments meant to serve the short-term interests of traders rather than the long-term interests of investors.

Nor should we forget that too many people are still unemployed and too many homes are still being foreclosed.

We need to remember that the financial sector failed the American people. It seems to me that we have an obligation to learn the lessons of this failure and to offer investors sound, sustainable financial strategies going forward.

At Pax World, we are trying our best to do this. In 2010, we continued to advocate for sound financial regulations and more sustainable business practices. We sent letters to Congress, the White House, and the Securities and Exchange Commission (SEC) supporting key provisions of the Dodd-Frank financial reform legislation, such as proxy access allowing investors to nominate board candidates. We used our power as a shareholder to file “Say-on-Pay” resolutions at several companies asking for an advisory vote on executive compensation. We also filed shareholder resolutions asking companies to review their political contributions policies in light of the

U.S. Supreme Court’s decision in Citizens United vs. Federal Election Commission allowing unlimited use of corporate assets to fund independent political ads.

On the environmental front, Pax World filed shareholder resolutions on the ecological impacts of oil sands operations and hydraulic fracturing (or “fracking”) for natural gas extraction, and with fellow institutional investors sent letters to Congress, the EPA and others urging action on climate change legislation, increased fuel economy standards, and improved sustainability reporting.

We continued our ongoing work on gender equality and women’s empowerment by withholding support from all-male board slates while leading campaigns to encourage companies to embrace gender diversity on their boards and to endorse the Women’s Empowerment Principles, an initiative of the UN Global Compact and UNIFEM.

We also launched two new series of funds for sustainable investors in 2010: the ESG Managerstm Portfolios, a series of multi-manager asset allocation funds with asset allocation, manager selection and portfolio construction by Morningstar Associates; and ESG Shares reported on herein, the first family of ETFs focused exclusively on a sustainable investing approach.

One hopes that we have learned some of the hard lessons from the financial crisis and economic downturn. Certainly the financial sector needs to focus on real, long-term value creation rather than continued short-term profits derived from asset bubbles, financial engineering and hyper trading. As investors, we can take steps designed to ensure that corporations and markets produce better long-term social, environmental and financial outcomes. That’s what sustainable investing is all about. At Pax World, we tried our best to advance these goals in 2010, and we enter 2011 with renewed commitment and enthusiasm.

Thank you for your continued confidence.

Sincerely,

Joseph F. Keefe
President and CEO

You should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus by calling 800-767-1729. Please read it carefully before investing. Distributed by ALPS Distributors, Inc.

December 31, 2010

Sustainable Investing

Sustainability Update

The beginning of a new year is, in our world, a time to anticipate the start of a new proxy season and the opportunities it gives us to help improve the prospects of the companies in which we invest. This year marks the first year that public companies will be required to offer shareholders the opportunity to cast an advisory vote on their executive compensation plans, and to offer shareholders the choice of having such a vote every one, two or three years.

Corporate governance is a comprehensive measure, including hundreds of individual data points and criteria. While there is a great deal of variation in how different investors and rating agencies see governance, executive compensation is included in all of them. In fact, there is probably no single indicator of governance that is more important than executive compensation, and none that is more fundamentally broken. Despite increasingly frequent episodes of outrage over the size of executive compensation—most recently during the financial crisis—and increasingly specific regulation over what must be reported, it is difficult to point to any real progress in reining in excessive executive compensation over the past two decades. In part because of the financial crisis, and revelations that some of the most outlandish compensation was awarded to CEOs and other executives of some of the firms most responsible for the economic woes we have endured, the SEC last year required all companies to offer their shareholders the opportunity to provide an advisory vote on their executive compensation packages, and further stipulated that companies must do this at least every three years. Companies can choose whether to do this annually, or less frequently.

We are now on the threshold of seeing those advisory votes on company proxies. Since the regulation was finalized, we have seen nine executive compensation plans on company proxies, and we are about to see them for most, if not all, U.S. companies in our portfolios, most of them during proxy season (roughly March through June). We have voted against two-thirds of them, and we anticipate a great many more votes against compensation packages as the proxy season heats up. We have voted in favor of every resolution proposing an annual vote, and against all those proposing less frequent reporting.

Executive compensation is one of the most effective ways that the incentives of corporate management can be aligned with those of shareholders. Compensation packages with vague or sparse ties to financial performance are common, and we now have a new tool to use to let companies know how we feel

December 31, 2010

Sustainability Update, continued

about it. If all shareholders did this, reform might indeed happen. It took a lot of momentum to get to this point, and Pax World was one of the investors that helped create and sustain that momentum: we sent comments to the SEC on its proposed rule on executive compensation; we filed several “Say on Pay” resolutions; and we communicated our strong support for the advisory vote to the drafters of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which made such votes mandatory for the first time. Driving wedges into the largely opaque and cloistered system of lavish executive compensation hasn’t been easy, and progress hasn’t been fast. But we’ve struck pay dirt, and we will continue to dig.

In a much less well-publicized rulemaking last year, the SEC also began for the first time to require boards to report on their diversity, and again, Pax World was one of the enterprises that supported this new rule when the SEC proposed it. Pax World has been co-leading a global engagement on board diversity under the auspices of the United Nations Principles for Responsible Investment for nearly a year, and we have conducted a thorough review of the academic literature linking women’s empowerment with financial performance. What we know from this experience is that diverse boards are more likely to do a better job of overseeing and managing corporate governance than homogeneous ones—in the United States, that means all-white, all-male boards—and that those differences actually matter in financial measures like earnings quality and more conservative earnings reporting. We are working hard to create investor momentum in favor of more diverse boards. If most investors voted as we do at Pax World—withholding votes from every board slate that includes no women—we could make real progress in the dismal statistics on board diversity, and very likely in the quality of corporate governance. We will be launching new initiatives to encourage other investors to vote as we do.

On both issues—executive compensation and board diversity—we have been part of what Margaret Mead called a small group of committed individuals, which she maintained was the only thing that has ever changed the world. As a small firm dedicated to sustainable investing, we are always aware that progress on all measures of sustainability is needed, and that even a large investor working alone probably won’t get very far. But working with others, and leading where we can, we have shown that progress is not just possible, it’s underway.

December 31, 2010

Commentary

The Pax MSCI North America ESG Index ETF (NASI) employs a passive management approach, seeking to track the performance of the MSCI North America ESG Index, a broadly diversified, sector-neutral index of American and Canadian companies with superior ESG performance as rated by MSCI ESG Research.

The Fund’s NAV return of 11.58% since inception (5/18/2010) through December 31, 2010 closely tracked the benchmark MSCI North America ESG Index of 11.96%. The industrial sector made the most positive contribution to performance. While all of the sectors produced positive returns, a notable laggard to the overall performance was cash (1.48% average weight of total investments for the period) held by the Fund. Positions that contributed most positively to performance included Oracle Corp., a company that supplies enterprise information management software; Google, Inc., a global internet search engine company; and International Business Machines, a provider of information technology solutions (1.03%, 2.41% and 3.27%, respectively, average weights of total investments for the period). Positions that detracted most from performance included Cisco Systems, Inc., a data networking company; Hewlett-Packard Co., a personal computer, printer and technology services company; and Manulife Financial Corp., a Canadian financial services firm (2.41%, 1.94% and .26%, respectively, average weights of total investments for the period).

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in the United States and Canada that have high Environmental, Social and Governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually.

The MSCI North America ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI’s ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI.

December 31, 2010

Pax MSCI North America ESG Index ETF

Portfolio Highlights

Total Return—Historical

Returns—Period ended December 31, 2010

		Total Return
		Since
	3 Months	Inception[1]

NAV Return[2]	9.95%	11.58%
Market Value Return[2]	9.83%	11.98%

MSCI North America ESG Index[3]	10.16%	11.96%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns have not been annualized.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

1The Fund’s inception date is May 18, 2010.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

3The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in North America that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI. One cannot invest directly in an index.

December 31, 2010

Pax MSCI North America ESG Index ETF

Shareholder Expense Examples

Examples As a shareholder of the Pax MSCI North America ESG Index ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your fund shares and (2) ongoing costs, including management fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on July 1, 2010 and ending on December 31, 2010.

Actual Expenses The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account Value	Account Value	Expense	Expenses Paid
	(7/1/10)	(12/31/10)	Ratio	During Period[1]

Based on Actual Fund Return	$1,000	$1,211.20	0.50%	$2.79

Based on Hypothetical 5% Return	1,000	1,022.68	0.50%	2.55

1 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period beginning on July 1, 2010 and ending on December 31, 2010).

December 31, 2010

Pax MSCI North America ESG Index ETF

Portfolio Highlights

Asset Allocation	Percent of Net Assets

Common Stocks	99.9%
Money Market Funds	0.7%
Other Assets & Liabilities	(0	.6)%

Total Net Assets	100.0%

Top Ten Holdings

Company	Percent of Net Assets

International Business Machines Corp.	3.0%
Procter & Gamble Co.	3.0%
Johnson & Johnson	2.8%
Wells Fargo & Co.	2.5%
Google, Inc. (Class A)	2.4%
Oracle Corp.	2.1%
Intel Corp.	1.9%
Cisco Systems, Inc.	1.9%
Merck & Co., Inc.	1.8%
PepsiCo, Inc.	1.7%

Total	23.1%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and cash equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets

Information Technology	18.5%
Financials	17.7%
Industrials	11.8%
Consumer Discretionary	11.1%
Health Care	10.7%
Consumer Staples	10.0%
Energy	9.7%
Materials	5.5%
Utilities	2.8%
Telecommunication Services	2.1%
Cash and cash equivalents plus other assets less liabilities	0.1%

Total	100.0%

Geographical Diversification

Country	Percent of Net Assets

Canada	11.7%
United States	88.9%
Other Assets & Liabilities	(0	.6)%

Total	100.0%

December 31, 2010

Pax MSCI North America ESG Index ETF

Schedule of Investments

Security Description	Shares	Value

COMMON STOCKS: 99.9%

Consumer Discretionary: 11.1%
Advance Auto Parts, Inc.	38	$2,514
American Eagle Outfitters, Inc.	88	1,287
AutoZone, Inc. (a)	13	3,544
Bed Bath & Beyond, Inc. (a)	117	5,751
Best Buy Co., Inc.	173	5,932
BorgWarner, Inc. (a)	52	3,763
Canadian Tire Corp., Ltd. (Class A)	34	2,332
CarMax, Inc. (a)	99	3,156
Coach, Inc.	136	7,522
Darden Restaurants, Inc.	59	2,740
DeVry, Inc.	28	1,343
Discovery Communications, Inc. (Series A) (a)	60	2,502
Discovery Communications, Inc. (Series C) (a)	62	2,275
Ford Motor Co. (a)	1,402	23,540
GameStop Corp. (Class A) (a)	64	1,464
Garmin, Ltd.	52	1,611
Genuine Parts Co.	70	3,594
Gildan Activewear, Inc. (a)	50	1,426
Harley-Davidson, Inc.	104	3,606
Hasbro, Inc.	58	2,736
J.C. Penney Co., Inc.	94	3,037
Johnson Controls, Inc.	299	11,422
Kohl’s Corp. (a)	130	7,064
Liberty Global, Inc. (Series A) (a)	58	2,052
Liberty Global, Inc. (Series C) (a)	51	1,728
Liberty Media Corp. – Interactive (Class A) (a)	252	3,974
Limited Brands, Inc.	134	4,118
Lowe’s Cos., Inc.	641	16,076
Macy’s, Inc.	187	4,731
Marriott International, Inc. (Class A)	146	6,065
Mattel, Inc.	161	4,094
McDonald’s Corp.	482	36,998
NIKE, Inc. (Class B)	168	14,351
Nordstrom, Inc.	89	3,772
O’Reilly Automotive, Inc. (a)	61	3,686
Omnicom Group, Inc.	136	6,229
PetSmart, Inc.	54	2,150
Staples, Inc.	324	7,377
Starbucks Corp.	331	10,635
Starwood Hotels & Resorts Worldwide, Inc.	84	5,106
Target Corp.	311	18,700
The Gap, Inc.	214	4,738
The Washington Post Co. (Class B)	3	1,318
Thomson Reuters Corp.	169	6,330
Tiffany & Co.	56	3,487
Tim Hortons, Inc.	77	3,183
Time Warner Cable, Inc.	158	10,433
TJX Cos., Inc.	181	8,035
V.F. Corp.	46	3,964
Virgin Media, Inc.	140	3,814
Whirlpool Corp.	33	2,931
Yellow Media, Inc.	265	1,652

		305,888

Consumer Staples: 10.0%
Avon Products, Inc.	190	5,521
Campbell Soup Co.	90	3,128
Clorox Co.	62	3,923
Coca-Cola Enterprises, Inc.	133	3,329
Colgate-Palmolive Co.	218	17,521
ConAgra Foods, Inc.	197	4,448
Empire Co. Ltd. (Class A)	12	674
General Mills, Inc.	295	10,499
H.J. Heinz Co.	141	6,974
Hansen Natural Corp. (a)	33	1,725
Hormel Foods Corp.	32	1,640
Kellogg Co.	118	6,027
Kimberly-Clark Corp.	183	11,536
Kraft Foods, Inc. (Class A)	781	24,609
Loblaw Cos., Ltd.	48	1,949
McCormick & Co., Inc.	53	2,466
Metro, Inc. (Class A)	47	2,137
PepsiCo, Inc.	723	47,234
Procter & Gamble Co.	1,276	82,085
Ralcorp Holdings, Inc. (a)	24	1,560
Safeway, Inc.	172	3,868
Saputo, Inc.	64	2,548
Sara Lee Corp.	279	4,885
Sysco Corp.	263	7,732
The Estee Lauder Cos., Inc. (Class A)	51	4,116
The J.M. Smucker Co.	52	3,414
The Kroger Co.	272	6,082
Viterra, Inc. (a)	164	1,531
Whole Foods Market, Inc. (a)	64	3,238

		276,399

Energy: 9.7%
Apache Corp.	171	20,388
ARC Resources, Ltd. (a)	62	1,584
Athabasca Oil Sands Corp. (a)	89	1,351
Cabot Oil & Gas Corp.	46	1,741
Cameron International Corp. (a)	108	5,479
Canadian Oil Sands Trust	105	2,793
Cenovus Energy, Inc.	332	11,112
Chesapeake Energy Corp.	289	7,488
Cimarex Energy Co.	37	3,276
Concho Resources, Inc. (a)	40	3,507
Crescent Point Energy Corp.	103	4,578
Denbury Resources, Inc. (a)	168	3,207
Devon Energy Corp.	188	14,760
Diamond Offshore Drilling, Inc.	30	2,006
El Paso Corp.	313	4,307
Enbridge, Inc.	159	8,998
EOG Resources, Inc.	112	10,238
EQT Corp.	60	2,690
FMC Technologies, Inc. (a)	53	4,712
Hess Corp.	134	10,256

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

December 31, 2010

Pax MSCI North America ESG Index ETF

Security Description	Shares	Value

COMMON STOCKS, continued
Energy, continued
Kinder Morgan Management, LLC (a)	35	$2,341
Marathon Oil Corp.	316	11,701
National-Oilwell Varco, Inc.	186	12,509
Newfield Exploration Co. (a)	59	4,255
Nexen, Inc.	232	5,320
Noble Corp.	114	4,078
Noble Energy, Inc.	77	6,628
Pacific Rubiales Energy Corp.	114	3,870
Penn West Energy Trust (a)	205	4,915
Petrohawk Energy Corp. (a)	134	2,446
Pioneer Natural Resources Co.	51	4,428
Plains Exploration & Production Co. (a)	62	1,993
Pride International, Inc. (a)	78	2,574
QEP Resources, Inc.	77	2,796
Range Resources Corp.	70	3,149
Southwestern Energy Co. (a)	154	5,764
Spectra Energy Corp.	288	7,197
Suncor Energy, Inc.	701	26,988
Sunoco, Inc.	53	2,136
Talisman Energy, Inc.	451	10,033
The Williams Cos., Inc.	260	6,427
Ultra Petroleum Corp. (a)	67	3,201
Weatherford International, Ltd. (a)	328	7,478

		266,698

Financials: 17.7%
Aflac, Inc.	208	11,737
AMB Property Corp. (b)	74	2,347
American Express Co.	492	21,117
Ameriprise Financial, Inc.	114	6,561
Annaly Capital Management, Inc. (b)	275	4,928
Arch Capital Group, Ltd. (a)	22	1,937
Assurant, Inc.	51	1,964
Axis Capital Holdings, Ltd.	53	1,902
Bank of Nova Scotia	464	26,646
BB&T Corp.	308	8,097
BlackRock, Inc.	40	7,623
Boston Properties, Inc. (b)	61	5,252
Capital One Financial Corp.	202	8,597
Chubb Corp.	145	8,648
Cincinnati Financial Corp.	68	2,155
CME Group, Inc.	29	9,331
Comerica, Inc.	78	3,295
Discover Financial Services	241	4,466
Duke Realty Corp. (b)	110	1,371
Eaton Vance Corp.	52	1,572
Everest Re Group, Ltd.	25	2,120
Federal Realty Investment Trust (b)	26	2,026
Fifth Third Bancorp	353	5,182
Franklin Resources, Inc.	70	7,785
Genworth Financial, Inc. (Class A) (a)	217	2,851
HCP, Inc. (b)	131	4,819
Health Care REIT, Inc. (b)	55	2,620
Host Hotels & Resorts, Inc. (b)	281	5,021
Hudson City Bancorp, Inc.	215	2,739
Intercontinental Exchange, Inc. (a)	30	3,574
Invesco, Ltd.	193	4,644
Keycorp	391	3,460
Kimco Realty Corp. (b)	180	3,247
Legg Mason, Inc.	72	2,611
Liberty Property Trust (b)	50	1,596
Lincoln National Corp.	134	3,727
M&T Bank Corp.	36	3,134
Marshall & Ilsley Corp.	222	1,536
New York Community Bancorp, Inc.	183	3,450
Northern Trust Corp.	98	5,430
NYSE Euronext	116	3,478
PartnerRe, Ltd.	32	2,571
People’s United Financial, Inc.	166	2,326
PNC Financial Services Group, Inc.	233	14,148
Principal Financial Group, Inc.	142	4,623
ProLogis (b)	211	3,047
Regency Centers Corp. (b)	36	1,521
Regions Financial Corp.	530	3,710
Royal Bank of Canada	642	33,782
SEI Investments Co.	58	1,380
State Street Corp.	223	10,334
SunTrust Banks, Inc.	222	6,551
T. Rowe Price Group, Inc.	115	7,422
The Bank of New York Mellon Corp.	539	16,278
The Charles Schwab Corp.	486	8,315
The Macerich Co. (b)	57	2,700
The NASDAQ OMX Group, Inc. (a)	60	1,423
The Progressive Corp.	283	5,623
The Toronto-Dominion Bank	393	29,348
The Travelers Cos., Inc.	220	12,256
U.S. Bancorp	852	22,978
Ventas, Inc. (b)	69	3,621
Vornado Realty Trust (b)	72	6,000
W.R. Berkley Corp.	61	1,670
Wells Fargo & Co.	2,240	69,418
White Mountains Insurance Group, Ltd.	3	1,007
XL Group PLC	152	3,317

		489,965

Health Care: 10.7%
Abbott Laboratories	712	34,112
Aetna, Inc.	188	5,736
Allergan, Inc.	137	9,408
Baxter International, Inc.	266	13,465
Becton, Dickinson & Co.	103	8,705
Bristol-Myers Squibb Co.	765	20,257
Genzyme Corp. (a)	118	8,402
Gilead Sciences, Inc. (a)	395	14,315
Hospira, Inc. (a)	73	4,065
Johnson & Johnson	1,247	77,127
Life Technologies Corp. (a)	81	4,495
McKesson Corp.	120	8,446
Medco Health Solutions, Inc. (a)	203	12,438
Medtronic, Inc.	489	18,137
Merck & Co., Inc.	1,397	50,348

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Schedule of Investments, continued

December 31, 2010

Pax MSCI North America ESG Index ETF

Security Description	Shares	Value

COMMON STOCKS, continued
Health Care, continued
Valeant Pharmaceuticals International, Inc.	125	$3,555
Waters Corp. (a)	41	3,186

		296,197

Industrials: 11.8%
3M Co.	304	26,235
AMETEK, Inc.	71	2,767
Avery Dennison Corp.	43	1,821
Bombardier, Inc. (Class B)	636	3,205
C.H. Robinson Worldwide, Inc.	77	6,175
Canadian National Railway Co.	211	14,080
Canadian Pacific Railway, Ltd.	74	4,809
Caterpillar, Inc.	282	26,412
Cooper Industries PLC	74	4,313
CSX Corp.	172	11,113
Cummins, Inc.	84	9,241
Danaher Corp.	248	11,698
Deere & Co.	188	15,613
Delta Air Lines, Inc. (a)	116	1,462
Dover Corp.	83	4,851
Dun & Bradstreet Corp.	22	1,806
Eaton Corp.	70	7,106
Emerson Electric Co.	338	19,323
Equifax, Inc.	56	1,994
Expeditors International Washington, Inc.	94	5,132
Fastenal Co.	60	3,595
FedEx Corp.	132	12,277
Finning International, Inc.	75	2,043
Fluor Corp.	79	5,235
Foster Wheeler AG (a)	56	1,933
Illinois Tool Works, Inc.	204	10,894
Ingersoll-Rand PLC	143	6,734
Iron Mountain, Inc.	81	2,026
J.B. Hunt Transport Services, Inc.	42	1,714
Manpower, Inc.	36	2,259
Masco Corp.	159	2,013
Norfolk Southern Corp.	164	10,302
PACCAR, Inc.	147	8,441
Pall Corp.	51	2,529
Pentair, Inc.	43	1,570
Pitney Bowes, Inc.	92	2,225
Precision Castparts Corp.	63	8,770
Quanta Services, Inc. (a)	93	1,853
R.R. Donnelley & Sons Co.	91	1,590
Robert Half International, Inc.	63	1,928
Rockwell Automation, Inc.	63	4,518
Roper Industries, Inc.	41	3,134
Southwest Airlines Co.	83	1,077
SPX Corp.	21	1,501
Tyco International, Ltd.	228	9,448
United Parcel Service, Inc. (Class B)	323	23,443
Verisk Analytics, Inc. (Class A) (a)	44	1,499
W.W. Grainger, Inc.	30	4,143
Waste Management, Inc.	203	7,485

		325,335

Information Technology: 18.5%
Accenture PLC (Class A)	283	13,723
Adobe Systems, Inc. (a)	234	7,202
Advanced Micro Devices, Inc. (a)	254	2,078
Agilent Technologies, Inc. (a)	155	6,422
Applied Materials, Inc.	597	8,388
Autodesk, Inc. (a)	102	3,896
CA, Inc.	182	4,448
CGI Group, Inc. (Class A) (a)	111	1,920
Cisco Systems, Inc. (a)	2,571	52,011
Dell, Inc. (a)	819	11,097
EMC Corp. (a)	914	20,931
Google, Inc. (Class A) (a)	111	65,931
Hewlett-Packard Co.	1,054	44,373
Intel Corp.	2,519	52,975
International Business Machines Corp.	569	83,506
Intuit, Inc. (a)	133	6,557
Motorola Solutions, Inc. (a)	981	8,898
Open Text Corp. (a)	24	1,104
Oracle Corp.	1,816	56,841
Research In Motion, Ltd. (a)	220	12,849
Salesforce.com, Inc. (a)	51	6,732
Symantec Corp. (a)	355	5,943
Texas Instruments, Inc.	543	17,647
Xerox Corp.	613	7,062
Yahoo!, Inc. (a)	585	9,728

		512,262

Materials: 5.5%
Agnico-Eagle Mines, Ltd.	74	5,701
Agrium, Inc.	69	6,350
Air Products & Chemicals, Inc.	94	8,549
Airgas, Inc.	34	2,124
Alcoa, Inc.	454	6,987
Allegheny Technologies, Inc.	39	2,152
Ball Corp.	38	2,586
Celanese Corp. (Series A)	69	2,841
Cliffs Natural Resources, Inc.	60	4,681
Crown Holdings, Inc. (a)	72	2,403
Eastman Chemical Co.	31	2,606
Ecolab, Inc.	103	5,193
Inmet Mining Corp.	23	1,787
International Flavors & Fragrances, Inc.	35	1,946
International Paper Co.	184	5,012
Kinross Gold Corp.	504	9,585
Lubrizol Corp.	30	3,206
Martin Marietta Materials, Inc.	19	1,753
MeadWestvaco Corp.	75	1,962
Nucor Corp.	140	6,135
Owens-Illinois, Inc. (a)	73	2,241
Potash Corp. of Saskatchewan, Inc.	133	20,660

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Schedule of Investments, continued

December 31, 2010

Pax MSCI North America ESG Index ETF

Security Description	Shares	Value

COMMON STOCKS, continued
Materials, continued
Praxair, Inc.	136	$12,984
Sealed Air Corp.	70	1,781
Sigma-Aldrich Corp.	53	3,528
Teck Resources, Ltd. (Class B)	263	16,344
United States Steel Corp.	63	3,680
Vulcan Materials Co.	56	2,484
Yamana Gold, Inc.	327	4,200

		151,461

Telecommunication Services: 2.1%
American Tower Corp. (Class A) (a)	179	9,244
BCE, Inc.	111	3,945
CenturyLink, Inc.	133	6,141
Crown Castle International Corp. (a)	129	5,654
Frontier Communications Corp.	434	4,223
MetroPCS Communications, Inc. (a)	110	1,389
NII Holdings, Inc. (a)	74	3,305
Qwest Communications International, Inc.	695	5,289
Rogers Communications, Inc. (Class B)	198	6,890
SBA Communications Corp. (Class A) (a)	49	2,006
Sprint Nextel Corp. (a)	1,310	5,541
Telephone & Data Systems, Inc.	21	767
Windstream Corp.	214	2,983

		57,377

Utilities: 2.8%
Alliant Energy Corp.	49	1,802
American Water Works Co., Inc.	77	1,947
Calpine Corp. (a)	158	2,108
Canadian Utilities, Ltd. (Class A)	37	2,024
CenterPoint Energy, Inc.	175	2,751
Consolidated Edison, Inc.	125	6,196
DTE Energy Co.	74	3,354
Integrys Energy Group, Inc.	33	1,601
MDU Resources Group, Inc.	79	1,601
NextEra Energy, Inc.	174	9,046
NiSource, Inc.	123	2,167
Northeast Utilities	78	2,487
NSTAR	47	1,983
ONEOK, Inc.	44	2,441
Pepco Holdings, Inc.	99	1,807
PG&E Corp.	186	8,898
Pinnacle West Capital Corp.	48	1,990
PPL Corp.	208	5,475
SCANA Corp.	52	2,111
Sempra Energy	104	5,458
TransAlta Corp.	97	2,063
Wisconsin Energy Corp.	51	3,002
Xcel Energy, Inc.	204	4,804

		77,116

TOTAL COMMON STOCKS (Cost $2,459,418)		2,758,698

SHORT TERM INVESTMENT: 0.7%

MONEY MARKET FUND: 0.7%

State Street Institutional Liquid Reserves Fund
(Cost $19,653)	19,653	19,653

TOTAL INVESTMENTS: 100.6% (Cost $2,479,071)		2,778,351

OTHER ASSETS AND LIABILITIES: (0.6)%		(15,665)

Net Assets: 100.0%		$2,762,686

(a) Non-income producing security.
(b) REIT = Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Schedule of Investments, continued

December 31, 2010

Pax MSCI North America ESG Index ETF

Statement of Assets and Liabilities

ASSETS
Investments, at value (Note B)	$2,778,351
Cash	48
Foreign currency (Cost $99)	99
Receivable for investments sold	8,291
Dividends receivable (Note B)	3,555

Total Assets	2,790,344

LIABILITIES
Distributions payable	26,492
Accrued advisory fee (Note C)	1,166

Total Liabilities	27,658

NET ASSETS	$2,762,686

NET ASSETS CONSIST OF:
Paid in capital	$2,500,970
Undistributed (distribution in excess of) net investment income	138
Accumulated net realized gain (loss) on:
Investments and foreign currency transactions	(37,708)
Net unrealized appreciation (depreciation) of:
Investments	299,280
Foreign currency	6

NET ASSETS	$2,762,686

NET ASSET VALUE PER SHARE
Net asset value per share	$27.63

Outstanding beneficial interest shares (unlimited amount authorized, $0.01 par value)	100,000

COST OF INVESTMENTS
Investments, at cost (Note B)	$2,479,071

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI North America ESG Index ETF

Period Ended December 31, 2010*

Statement of Operations

INVESTMENT INCOME
Dividend income (net of foreign withholding tax of $780)	$34,635

Total Investment Income	34,635

EXPENSES
Advisory fee (Note C)	7,906

Total Expenses	7,906

Net Investment Income (Loss)	26,729

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(38,018)
Foreign currency transactions	211
Net change in unrealized appreciation (depreciation) on:
Investments	299,280
Foreign currency translation	6

Net realized and unrealized gain (loss) on investments and foreign currency	261,479

Net increase (decrease) in net assets resulting from operations	$288,208

* Commencement of operations—May 18, 2010

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI North America ESG Index ETF

Period Ended December 31, 2010*

Statement of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,729
Net realized gain (loss) on investments and foreign currency transactions	(37,807)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	299,286

Net increase (decrease) in net assets resulting from operations	288,208

Distributions to shareholders from:
Net investment income	(26,492)

Total distributions to shareholders	(26,492)

From capital share transactions:
Proceeds from sale of shares sold	2,500,000
Cost of shares redeemed	(49,030)

Net increase (decrease) in net assets from capital share transactions	2,450,970

Net increase (decrease) in net assets during the period	2,712,686
Net assets at beginning of period	50,000

Net assets end of period (1)	$2,762,686

(1) Including undistributed net investment income	$138

Shares of beneficial interest:
Shares sold	100,000
Shares redeemed	(2,000)

Net increase in shares outstanding	98,000

* Commencement of operations—May 18, 2010

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI North America ESG Index ETF

Period Ended December 31, 2010*

Financial Highlights
Selected data for a share outstanding throughout each period

Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.27
Net realized and unrealized gain (loss)[2]	2.62

Total from investment operations	2.89

Distributions to shareholders from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$27.63

Total return[3]	11.58%
Net assets, end of period (in 000’s)	$2,763
Ratio of expenses to average net assets	0.50%[4]
Ratio of net investment income (loss) to average net assets	1.69%[4]
Portfolio turnover rate	30%[5]

[1]	Based on average shares outstanding during the period.
[2]	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
[3]	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
[4]	Annualized.
[5]	Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund’s capital shares.

* Commencement of operations—May 18, 2010

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Pax MSCI North America ESG Index ETF

December 31, 2010

Notes to the Financial Statements

NOTE A—Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of December 31, 2010, the Trust offered one portfolio which represents a series of beneficial interest in the Trust, the Pax MSCI North America ESG Index ETF (referred to as the “Fund”), which commenced operations on May 18, 2010. The financial statements herein relate to the Fund which operates as a non-diversified investment company. The Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the FTSE KLD North America Sustainability Index.

NOTE B—Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications and Guarantees Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of loss to be remote.

Security Valuation The Fund’s investments for which market quotations are readily available are valued at fair value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of

Pax MSCI North America ESG Index ETF

December 31, 2010

60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Fund’s investments will be valued determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region

Notes to the Financial Statements, continued

Pax MSCI North America ESG Index ETF

December 31, 2010

to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Fund are purchased or redeemed principally by the delivery of in-kind securities, rather than cash, the use of local market closing prices to determine the value of foreign securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Fund’s shareholders. Therefore, and in order to minimize tracking error relative to the respective index (which is based on local market closing prices), the Fund generally intends to use local market closing prices to value foreign securities, and may determine in the future to value foreign securities using a different methodology.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the

Pax MSCI North America ESG Index ETF

December 31, 2010

risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Fund’s net assets are computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels. The inputs

Notes to the Financial Statements, continued

Pax MSCI North America ESG Index ETF

December 31, 2010

or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Level One	Level Two	Level Three	Total

Common Stocks	$2,758,698	$—	$—	$2,758,698
Money Market Fund	19,653	—	—	19,653

Total	$2,778,351	$—	$—	$2,778,351

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. Portions of ASU No. 2010-06 which involve improved disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value within Level 2 or Level 3, became effective for the current fiscal yearend and have been adopted by the Funds. The remaining portion of ASU No. 2010-06 requires more detailed disclosures of information pertaining to purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Funds’ financial statement disclosures.

The Fund did not hold any Level 3 categorized securities and there were no significant transfers between Level 1 and Level 2 during the period from May 18, 2010 through December 31, 2010.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Distributions to Shareholders Distributions to shareholders are recorded by the Fund on the ex-dividend date. The Fund expects to pay dividends of net investment income and to make distributions of capital gains, if any, at least

Pax MSCI North America ESG Index ETF

December 31, 2010

annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Expenses The Fund is charged a unified management fee that includes all the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Federal Income Taxes The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. The Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required.

Foreign Currency Transactions The accounting records of the Fund are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

NOTE C—Investment Advisory Fee and Transactions with Affiliated and Other Parties

The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective, investment programs and policies.

Pursuant to the Agreement the Adviser has contracted to furnish the Fund continuously with an investment program, determining what investments to purchase, sell and exchange for the Fund and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain

Notes to the Financial Statements, continued

Pax MSCI North America ESG Index ETF

December 31, 2010

management and administrative facilities for the Fund. The Fund pays a unified management fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Annual Rate

Pax MSCI North America ESG Index ETF	0.50%

Out of the management fee, the Adviser pays all expenses of managing and operating the Fund, except taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses.

NOTE D—Investment Information

At December 31, 2010, the Fund had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $2,463,219, $0, $777,954, and $743,758, respectively. At December 31, 2010, the cost of investments for federal income tax purposes was $2,479,804, accordingly, gross unrealized appreciation was $334,894 and gross unrealized depreciation was $36,347, resulting in net unrealized appreciation of $298,547.

At December 31, 2010, the Fund had capital loss carryforwards which may be used to offset any net realized gains, expiring December 31, 2018 of $36,976.

The tax character of distributions paid during the period from May 18, 2010 through December 31, 2010 was $26,492 of ordinary income.

As of December 31, 2010, the components of distributable earnings on the tax basis were: undistributed ordinary income of $138, undistributed long term capital gain of $0, capital loss carryover of $36,976 and unrealized appreciation/depreciation of $298,554.

Tax Information The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions

Pax MSCI North America ESG Index ETF

December 31, 2010

during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The Fund has yet to complete its first tax reporting period. Management has analyzed the Fund’s current tax positions which will be subject to examination by the Fund’s major tax jurisdictions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended December 31, 2010, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

NOTE E—Shareholder Transactions

The Fund issues and redeems shares only to Authorized Participants (typically broker-dealers) in exchange for delivery of a basket of assets (securities and/or cash), referred to as a Creation Unit, in aggregations of 50,000 shares. The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee of $1,000 is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single $1,000 charge regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be $1,000 regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the standard creation/redemption transaction fee to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of Creation Units are responsible for payment of the costs of transferring securities to or from a Fund. From time to time, the Adviser may cover the cost of any transaction fees.

Retail investors may only buy and sell shares of the Fund on a national securities exchange (NYSE Arca) through a broker-dealer. Such transactions may be subject to customary brokerage commission charges. Shares can be bought and sold throughout trading day like other publicly-traded securities, trading at current market prices, which may be different from the Fund’s net asset value.

Notes to the Financial Statements, continued

Pax MSCI North America ESG Index ETF

December 31, 2010

NOTE F—Other

Subsequent Events Effective January 27, 2011, a second ETF of the Trust commenced operations, the Pax MSCI EAFE ESG Index ETF.

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

December 31, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Pax World Funds Trust II:

We have audited the accompanying statement of assets and liabilities of Pax MSCI North America ESG Index ETF (one of three funds constituting the Pax World Funds Trust II) (the “Fund”), including the schedules of investments, as of December 31, 2010, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pax MSCI North America ESG Index ETF of Pax World Funds Trust II at December 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2011

December 31, 2010

December 31, 2010 (Unaudited)

Pax MSCI North America ESG Index ETF

Other Information

Frequency Distribution of Discounts and Premiums Bid/Offer Midpoint vs. Nav as of December 31, 2010 (Unaudited)

The following chart is provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of the Fund, was at a discount or premium to such Fund’s NAV. The market price of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). The Fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of the Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points

Commencement of Trading 5/18/10 through 12/31/10	7	0	0	4	0	0

Tax Information (Unaudited)

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal period ended December 31, 2010 is 100.00%.

For the fiscal period ended December 31, 2010, 100% of dividends paid by the Trust were designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2010 Form 1099-DIV.

Proxy Voting (Unaudited)

You may obtain a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Fund at 888.729.3863 or on the SEC’s website at www.sec.gov. The information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period

December 31, 2010

December 31, 2010 (Unaudited)

Pax MSCI North America ESG Index ETF

ended June 30 is available without charge, upon request, by telephoning ESG Shares (toll-free) at 888.729.3863 or visiting ESG Shares website at www.esgshares.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in the Fund’s Form N-Qs may also be obtained by visiting ESG Shares website at www.esgshares.com or telephoning ESG Shares (toll-free) at 888.729.3863.

Management of the Funds (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust. The Trust’s Board of Trustees oversees the Adviser and decides upon matters of general policy. The Board of Trustees meets at least four (4) times per year, and reviews the performance and operations of the Funds. The Adviser, either directly or through others selected by the Adviser, furnishes daily investment advisory services.

Officers/Trustees
The following table reflects the name and age, position(s) held with the Trust, the term of office and length of time served, the principal occupation(s) during the past five (5) years, other directorships held, and the number of portfolios overseen in the Pax World Fund Family of those persons who are the trustees and/or officers of the Funds. The trustees and officers set forth in the first table below (Interested Trustees and Officers) are considered interested persons under the 1940 Act by virtue of their position or affiliation with the Adviser. The trustees in the second table (Disinterested Trustees) are not considered interested persons and have no affiliation with the Adviser. The business address of each trustee and officer is 30 Penhallow Street, Suite 400, Portsmouth, NH 03801.

None of the officers or trustees of the Funds are related to one another by blood, marriage or adoption.

December 31, 2010

December 31, 2010 (Unaudited)

Pax MSCI North America ESG Index ETF

Interested Trustees and Officers

Number of
Portfolios in the
	Position(s) Held With the	Principal Occupation(s) During Past	Pax World Fund
	Trust; Term of Office[1]; and	Five Years and Other Directorships Held	Family Overseen
Name and Age	Length of Time Served	by Trustee or Officer	by Trustee

Laurence A. Shadek (61)	Trustee (since 2008)	Chairman of the Board of the Adviser (1996-present); Executive Vice-President of Wellington Shields & Co. LLC or its predecessor (1986-present); Trustee of Pax World Funds Series Trust I (2006-present); Executive Vice President of Pax World Money Market Fund (1998-2008); Chairman of the Board of Directors of the Pax World Balanced Fund (1996-2006), Pax World Growth Fund (1997-2006), and Pax World High Yield Bond Fund (1999-2006); member of the Board of Trustees of Franklin & Marshall College (1998- present).	12
Joseph Keefe (57)	Trustee, Chief Executive Officer (since 2008)	Chief Executive Officer (2005-present) and President (2006-present) of the Adviser; Trustee of Pax World Funds Serer Trust I (2006-present); President of Pax World Money Market Fund (2006-2008); Senior Vice President of the Pax World Balanced, Pax World Growth, and Pax World High Yield Bond Fund (2005-2006); President of New Circle Communications LLC (2000-2005); Co-Chair of The Carbon Coalition (2003-present); member of the Boards of Directors of Americans for Campaign Reform (2003-present), Women Thrive Worldwide (2009-present) and the Social Investment Forum (2000-2006).	12
John Boese (47)	Chief Compliance Officer (since 2008)	Chief Compliance Officer of the Adviser (2006-present); Chief Compliance Officer of Pax World Funds Series Trust I (2006-present); Vice President and Chief Regulatory Officer of the Boston Stock Exchange, Boston, MA (2000-2006).	N/A
Maureen Conley (48)	Secretary (since 2008)	Senior Vice President of Shareholder Services/Operations (2005-present) and Manager of Shareholder Services (2000-2005) for the Adviser; Secretary of Pax World Funds Series Trust I (2006-present).	N/A

December 31, 2010

December 31, 2010 (Unaudited)

Pax MSCI North America ESG Index ETF

Number of
Portfolios in the
	Position(s) Held With the	Principal Occupation(s) During Past	Pax World Fund
	Trust; Term of Office[1]; and	Five Years and Other Directorships Held	Family Overseen
Name and Age	Length of Time Served	by Trustee or Officer	by Trustee

Alicia K. DuBois (51)	Treasurer (since 2008)	Chief Financial Officer for the Adviser (2006-present); Treasurer of Pax World Funds Series Trust I (2006-present); Assistant Treasurer for both Jefferson Pilot Investment Advisory Corp. and Jefferson Pilot Variable Fund, Inc. (2001-2006); and Assistant Vice President at Lincoln Financial Group (formerly Jefferson-Pilot Corp.) (2005-2006).	N/A
Scott LaBreche (38)	Assistant Treasurer (since 2010)	Director, Portfolio Analysis & Reporting for the Adviser (2009-present), Fund Administration Manager & Portfolio Analyst for the Adviser (2007-2009), Securities Fund Analyst, Lincoln Financial Group (formerly Jefferson Pilot Financial) (2000-2007); Assistant Treasurer of Pax World Funds Series Trust I (2010-present).	N/A

Disinterested Trustees

			Number of
			Portfolios in the
	Position(s) Held With the		Pax World Fund
	Trust; Term of Office[1]; and	Principal Occupation(s) During Past	Family Overseen
Name and Age	Length of Time Served	Five Years and Other Directorships Held by Trustee or Officer	by Trustee

Adrian P. Anderson (56)[2]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2007-present); Chief Executive Officer of North Point Advisors, LLC (2004-present); Senior Consultant of Gray and Co. (1999-2004).	12
Carl H. Doerge, Jr. (72)[2]	Chairman of the Board of Trustees; Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2206-present); private investor (1995-present); member of the Board of Trustees and Police Commissioner of the Village of Upper Brookville, NY (1998-present); member of the Board of Directors (1998-present) and Chairman of the Investment Committee (1999-present) of St. Johnland Nursing Home in Kings Park, NY.	12

December 31, 2010

December 31, 2010 (Unaudited)

Pax MSCI North America ESG Index ETF

			Number of
			Portfolios in the
	Position(s) Held With the		Pax World Fund
	Trust; Term of Office[1]; and	Principal Occupation(s) During Past	Family Overseen
Name and Age	Length of Time Served	Five Years and Other Directorships Held by Trustee or Officer	by Trustee

Cynthia Hargadon (54)[3]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006-present); Managing Director of CRA Rogers Casey (2006-2010); Senior Consultant of North Point Advisors, LLC (2003-2006); President of Potomac Asset Management, Inc. (2000-2002).	12
Louis F. Laucirica (69)[2]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006-present); Associate Dean and Director of Undergraduate Studies of Stevens Institute of Technology, Howe School (1999-2010).	12
John L. Liechty (56)[3]	Trustee (since 2010)	Trustee of Pax World Funds Series Trust I (2010-present); Principal, Integrated Investment Solutions (2009-present); President and CEO, MMA Praxis Mutual Funds (1997-2008).	12
Nancy S. Taylor (55)[3]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006-present); Senior Minister, Old South Church in Boston, MA (2005-present); Minister and President, Massachusetts Conference, United Church of Christ (2001-2005); Trustee, Andover Newton Theological School (2002-present); Chair of the Board of Trustees of Andover Newton Theological School; Board of Managers, Old South Meeting House (2005-present); Director, Ecclesia Ministries, a ministry to Boston’s homeless population (2003-present).	12

1 Trustees of the Funds hold office until a successor is chosen and qualifies. Officers of the Funds are appointed by the Board of Trustees and hold office until a successor is chosen and qualifies.
2 Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The Audit Committee meets on at least a quarterly basis.
3 Designates a member of the Nomination, Compensation & Compliance Committee. The Nomination, Compensation & Compliance Committee is responsible for considering and recommending Board candidates, reviewing and recommending Board compensation, and overseeing regulatory and fiduciary compliance matters. The Nomination, Compensation & Compliance Committee meets on at least a quarterly basis.

The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 888.729.3863 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time or by visiting our website at www.esgshares.com.

Item 2. Code of Ethics.
As of December 31, 2010, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that Carl H. Doerge, Jr. and Adrian Anderson, who each serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Messrs. Doerge and Anderson are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Directors in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
     (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $9,000 and $6,000 for the fiscal years ended December 31, 2010 and 2009, respectively.
     (b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2010 and 2009, respectively.
     (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 and $0 for the fiscal years ended December 31, 2010 and 2009, respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.
     (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 and $0 for the fiscal years ended December 31, 2010 and 2009, respectively.
     (e) (1) To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.
          (2) With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X and no amount was required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
     (f) Not applicable.
     (g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0, for the fiscal years ended December 31, 2010 and 2009, respectively.
     (h) Not applicable.
Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Adrian P. Anderson, Carl H. Doerge, Jr. and Louis F. Laucirica.
Item 6. Schedule of Investments.
     A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     This disclosure is not applicable to the Registrant, as it is an open-end investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11. Controls and Procedures.
     (a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
     (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) (1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Trust II

By (Signature and Title)	/s/ Joseph F. Keefe

Joseph F. Keefe, President

Date	February 23, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe

Joseph F. Keefe, President (Principal Executive Officer)

Date	February 23, 2011

By (Signature and Title)	/s/ Alicia K. DuBois

Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	February 23, 2011

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